Schedule of Acquisition-Date Fair Value of Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Customer Relationships	Dec. 31, 2013 Developed technology	Aug. 08, 2013 GrubHub Holdings Inc	Aug. 08, 2013 GrubHub Holdings Inc Trademarks	Aug. 08, 2013 GrubHub Holdings Inc Customer Relationships	Aug. 08, 2013 GrubHub Holdings Inc Developed technology
Business Acquisition [Line Items]
Cash and cash equivalents								$ 13,266
Accounts receivable								2,108
Other identifiable assets								4,422
Intangible assets			257,869			167,450	5,143			167,450	5,143
Deferred tax asset								4,013
Deferred tax liability								(88,937)
Goodwill	352,788	[1]	352,788	113,442	113,442			239,346
Liabilities assumed								(10,602)
Trademarks									85,276
Total net assets acquired								$ 421,485

[1]	Unaudited